Consolidated statements of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net earnings from continuing operations	$ 2,892	$ 2,473
Items that will be subsequently reclassified to net earnings
Net change in value of publicly-traded and privately-held investments, net of income taxes of nil for 2021 and 2020	24	(15)
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($23) million and $12 million for 2021 and 2020, respectively	63	(33)
Items that will not be reclassified to net earnings
Actuarial gains on post-employment benefit plans, net of income taxes of ($653) million and ($184) million for 2021 and 2020, respectively	1,780	503
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($1) million and nil for 2021 and 2020, respectively	4	(1)
Other comprehensive income from continuing operations	1,871	454
Net earnings from discontinued operations attributable to common shareholders	0	226
Total comprehensive (loss) income	4,763	3,153
Total comprehensive income attributable to:
Common shareholders	4,578	2,953
Preferred shareholders	131	136
Non-controlling interest	54	64
Total comprehensive (loss) income	$ 4,763	$ 3,153